Janus Henderson Global Life Sciences Fund

Schedule of Investments (unaudited)

June 30, 2023

Shares or Principal Amounts		Value
Common Stocks– 98.0%
Biotechnology – 30.2%
4D Molecular Therapeutics Inc*	914,430	$16,523,750
89bio Inc*,#	963,407	18,256,563
AbbVie Inc	815,729	109,903,168
Akero Therapeutics Inc*	1,150,590	53,721,047
Alnylam Pharmaceuticals Inc*	114,120	21,675,953
Amgen Inc	239,565	53,188,221
Amicus Therapeutics Inc*	2,650,380	33,288,773
Apellis Pharmaceuticals Inc*	364,923	33,244,485
Arcellx Inc*	487,797	15,424,141
Ardelyx, Inc.*	4,902,617	16,619,872
Argenx SE (ADR)*	235,366	91,729,191
Ascendis Pharma A/S (ADR)*	586,195	52,317,904
Bicycle Therapeutics Ltd (ADR)*	475,442	12,133,280
Biohaven Ltd*	1,393,044	33,321,612
BioMarin Pharmaceutical Inc*	571,792	49,562,931
Biomea Fusion Inc*,#	859,270	18,860,977
CANbridge Pharmaceuticals Inc*	2,946,000	612,834
Cerevel Therapeutics Holdings Inc*	396,675	12,610,298
Cytokinetics Inc*	709,785	23,153,187
Design Therapeutics Inc*	390,858	2,462,405
Disc Medicine Inc*,§	118,870	5,277,828
Gilead Sciences Inc	328,010	25,279,731
IDEAYA Biosciences Inc*	389,364	9,150,054
Immunogen Inc*	3,718,755	70,172,907
Insmed Inc*	658,113	13,886,184
Janux Therapeutics Inc*	575,428	6,830,330
Leap Therapeutics Inc*,§	366,000	1,145,580
Leap Therapeutics Inc*	59,926	187,568
Legend Biotech Corp (ADR)*	531,869	36,714,917
Madrigal Pharmaceuticals Inc*	236,367	54,600,777
Moderna Inc*	114,632	13,927,788
Neurocrine Biosciences Inc*	449,921	42,427,550
Prothena Corp PLC*	474,804	32,419,617
PTC Therapeutics Inc*	1,107,108	45,026,082
Regeneron Pharmaceuticals Inc*	29,599	21,268,065
Revolution Medicines Inc*	359,031	9,604,079
Rhythm Pharmaceuticals Inc*	502,056	8,278,903
Roivant Sciences Ltd*,#	1,270,451	12,806,146
Sarepta Therapeutics Inc*	969,773	111,058,404
Seres Therapeutics Inc*	1,679,810	8,046,290
Travere Therapeutics Inc*	1,557,040	23,916,134
United Therapeutics Corp*	200,131	44,178,918
Vaxcyte Inc*	1,134,729	56,668,366
Vertex Pharmaceuticals Inc*	314,464	110,663,026
Zai Lab Ltd (ADR)*	1,248,105	34,609,952
		1,466,755,788
Health Care Equipment & Supplies – 17.3%
Abbott Laboratories	1,204,925	131,360,924
Align Technology Inc*	96,379	34,083,470
Baxter International Inc	766,508	34,922,104
Boston Scientific Corp*	2,060,729	111,464,832
Cooper Cos Inc	125,527	48,130,818
Dentsply Sirona Inc	590,359	23,626,167
DexCom Inc*	371,145	47,695,844
Edwards Lifesciences Corp*	561,963	53,009,970
Globus Medical Inc*	670,535	39,923,654
ICU Medical Inc*	71,420	12,726,330
Intuitive Surgical Inc*	143,989	49,235,599
Medtronic PLC	552,897	48,710,226
Penumbra Inc*	112,539	38,720,168
STERIS PLC	174,589	39,279,033
Stryker Corp	244,762	74,674,439
Tandem Diabetes Care Inc*	653,997	16,049,086
Teleflex Inc	137,292	33,228,783
		836,841,447
Health Care Providers & Services – 13.8%
AmerisourceBergen Corp	348,132	66,991,041
Anthem Inc	179,153	79,595,886

Shares or Principal Amounts		Value
Common Stocks– (continued)
Health Care Providers & Services– (continued)
Centene Corp*	973,546	$65,665,678
HCA Healthcare Inc	135,793	41,210,460
Humana Inc	166,073	74,256,220
NeoGenomics Inc*	1,288,562	20,707,191
New Horizon Health Ltd (144A)*	3,776,000	13,179,882
Privia Health Group Inc*	365,020	9,530,672
UnitedHealth Group Inc	615,428	295,799,314
		666,936,344
Life Sciences Tools & Services – 6.2%
Danaher Corp	412,709	99,050,160
ICON PLC*	60,206	15,063,541
Illumina Inc*	251,342	47,124,112
IQVIA Holdings Inc*	108,801	24,455,201
Thermo Fisher Scientific Inc	221,752	115,699,106
		301,392,120
Pharmaceuticals – 30.5%
Astellas Pharma Inc	2,890,500	43,052,984
AstraZeneca PLC	1,426,133	204,196,357
Avadel Pharmaceuticals PLC (ADR)*,#	1,919,119	31,627,081
Bayer AG	709,872	39,245,850
Bristol-Myers Squibb Co	969,026	61,969,213
Catalent Inc*	577,416	25,036,758
Collegium Pharmaceutical Inc*	502,437	10,797,371
CymaBay Therapeutics Inc*	1,663,467	18,214,964
DICE Therapeutics Inc*	42,021	1,952,296
Eli Lilly & Co	378,386	177,455,466
Intra-Cellular Therapies Inc*	184,643	11,691,595
Jazz Pharmaceuticals PLC*	135,666	16,818,514
Johnson & Johnson	262,221	43,402,820
Merck & Co Inc	1,223,346	141,161,895
Novartis AG (ADR)	1,100,743	111,075,976
Novo Nordisk A/S	714,814	115,187,470
Organon & Co	1,369,351	28,496,194
Pfizer Inc	1,047,252	38,413,203
Reata Pharmaceuticals Inc - Class A*	121,563	12,394,563
Roche Holding AG	306,884	93,800,597
Royalty Pharma PLC - Class A	954,789	29,350,214
Sanofi	1,317,895	141,206,631
Takeda Pharmaceutical Co Ltd	721,536	22,639,267
Ventyx Biosciences Inc*	583,560	19,140,768
Zoetis Inc	236,559	40,737,825
		1,479,065,872
Total Common Stocks (cost $3,220,569,524)		4,750,991,571
Private Placements– 1.8%
Biotechnology – 1.1%
ACELYRIN Inc*,§	501,410	9,431,522
ACELYRIN Inc (Indemnity Holdback Shares)*,¢,§	60,929	573,037
Arbor Biotechnologies Inc*,¢,§	156,426	2,591,979
Asher Biotherapeutics Inc*,¢,§	1,214,301	1,951,139
Attralus Inc*,¢,§	669,935	3,483,662
Curevo Inc*,¢,§	2,031,087	5,195,724
Element Biosciences Inc*,¢,§	425,023	6,991,628
HemoShear Therapeutics LLC*,¢,§	289,280	2,109,430
Leap Therapeutics Inc (Indemnity Holdback Shares)*,¢,§	47,500	74,338
LEXEO Therapeutics Inc - Series A*,¢,§	3,643,715	3,795,111
LEXEO Therapeutics Inc - Series B*,¢,§	883,469	920,177
Shoreline Biosciences Inc*,¢,§	747,187	6,017,769
Sonoma Biotherapeutics Inc - Series B*,¢,§	1,924,628	5,705,559
Synthekine Inc*,¢,§	2,192,937	5,661,001
TwinStrand Biosciences Inc*,¢,§	344,314	1,380,527
		55,882,603
Health Care Providers & Services – 0.3%
Bigfoot Biomedical Inc - Series B*,¢,§	1,035,873	6,742,290
Bigfoot Biomedical Inc - Series C-1*,¢,§	168,418	1,096,199
Freenome Holdings Inc - Series C*,¢,§	337,474	3,938,322
Freenome Holdings Inc - Series D*,¢,§	342,803	4,000,511
		15,777,322
Health Care Technology – 0.1%
Magnolia Medical Technologies Inc - Series D*,¢,§	1,821,717	3,092,693
Pharmaceuticals – 0.2%
Neurogene Inc*,¢,§	1,336,317	3,260,614
Neurogene Inc - Series B*,¢,§	1,486,727	3,627,614
		6,888,228

Shares or Principal Amounts		Value
Private Placements– (continued)
Software – 0.1%
HeartFlow Inc - Series F*,¢,§	1,934,015	$5,512,910
Total Private Placements (cost $92,356,206)		87,153,756
Rights– 0%
Pharmaceuticals – 0%
Clementia Pharmaceuticals Inc CVR*,¢((cost $1,180,320)	874,311	0
Warrants– 0%
Health Care Technology – 0%
Magnolia Medical Technologies Inc - Series D, expires 12/31/32*,¢,§((cost $0)	1	0
Investment Companies– 0.3%
Money Markets – 0.3%
Janus Henderson Cash Liquidity Fund LLC, 5.1900%ºº,£((cost $15,562,182)	15,559,450	15,562,562
Investments Purchased with Cash Collateral from Securities Lending– 0.7%
Investment Companies – 0.6%
Janus Henderson Cash Collateral Fund LLC, 4.9971%ºº,£	28,240,726	28,240,726
Time Deposits – 0.1%
Royal Bank of Canada, 5.0600%, 7/3/23	$7,060,181	7,060,181
Total Investments Purchased with Cash Collateral from Securities Lending (cost $35,300,907)		35,300,907
Total Investments (total cost $3,364,969,139) – 100.8%		4,889,008,796
Liabilities, net of Cash, Receivables and Other Assets – (0.8)%		(38,894,310)
Net Assets – 100%		$4,850,114,486

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$3,898,957,080	79.8%
United Kingdom	216,329,637	4.4
Switzerland	204,876,573	4.2
Denmark	167,505,374	3.4
France	141,206,631	2.9
Belgium	91,729,191	1.9
Japan	65,692,251	1.3
China	48,402,668	1.0
Germany	39,245,850	0.8
Ireland	15,063,541	0.3

Total	$4,889,008,796	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/23
Investment Companies - 0.3%
Money Markets - 0.3%
Janus Henderson Cash Liquidity Fund LLC, 5.1900%ºº	$562,059	$2,301	$145	$15,562,562
Investments Purchased with Cash Collateral from Securities Lending - 0.6%
Investment Companies - 0.6%
Janus Henderson Cash Collateral Fund LLC, 4.9971%ºº	240,374∆	-	-	28,240,726
Total Affiliated Investments - 0.9%	$802,433	$2,301	$145	$43,803,288

	Value at 9/30/22	Purchases	Sales Proceeds	Value at 6/30/23
Investment Companies - 0.3%
Money Markets - 0.3%
Janus Henderson Cash Liquidity Fund LLC, 5.1900%ºº	5,298,938	503,105,322	(492,844,144)	15,562,562
Investments Purchased with Cash Collateral from Securities Lending - 0.6%
Investment Companies - 0.6%
Janus Henderson Cash Collateral Fund LLC, 4.9971%ºº	21,402,690	201,510,083	(194,672,047)	28,240,726

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
CVR	Contingent Value Right
LLC	Limited Liability Company
PLC	Public Limited Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended June 30, 2023 is $13,179,882, which represents 0.3% of net assets.

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of June 30, 2023.

#	Loaned security; a portion of the security is on loan at June 30, 2023.

¢	Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended June 30, 2023 is $77,722,234, which represents 1.6% of net assets.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

§				Schedule of Restricted Securities (as of June 30, 2023)
				Value as a
	Acquisition			% of Net
	Date	Cost	Value	Assets
ACELYRIN Inc	1/12/23	$5,878,086	$9,431,522	0.2%
ACELYRIN Inc (Indemnity Holdback Shares)	1/12/23	357,190	573,037	0.0
Arbor Biotechnologies Inc	10/29/21	2,591,979	2,591,979	0.1
Asher Biotherapeutics Inc	8/23/21	2,438,924	1,951,139	0.0
Attralus Inc	8/31/23	5,198,696	3,483,662	0.1
Bigfoot Biomedical Inc - Series B	11/21/17	9,808,940	6,742,290	0.1
Bigfoot Biomedical Inc - Series C-1	12/27/19	1,355,580	1,096,199	0.0
Curevo Inc	11/10/22	5,330,344	5,195,724	0.1
Disc Medicine Inc	8/23/21	2,603,002	5,277,828	0.1
Element Biosciences Inc	6/21/21	8,737,070	6,991,628	0.2
Freenome Holdings Inc - Series C	8/14/20	2,231,817	3,938,322	0.1
Freenome Holdings Inc - Series D	11/22/21	2,585,523	4,000,511	0.1
HeartFlow Inc - Series F	3/24/23	5,512,910	5,512,910	0.1
HemoShear Therapeutics LLC	2/5/21	3,839,496	2,109,430	0.0
Leap Therapeutics Inc	1/30/23	4,902,609	1,145,580	0.0
Leap Therapeutics Inc (Indemnity Holdback Shares)	1/30/23	317,613	74,338	0.0
LEXEO Therapeutics Inc - Series A	11/20/20-7/30/21	3,643,715	3,795,111	0.1
LEXEO Therapeutics Inc - Series B	8/10/21	1,520,000	920,177	0.0
Magnolia Medical Technologies Inc - Series D, expires 12/31/32	1/10/22	0	0	0.0
Magnolia Medical Technologies Inc - Series D	1/10/22	3,092,693	3,092,693	0.1
Neurogene Inc	12/15/20-9/22/21	3,260,613	3,260,614	0.1
Neurogene Inc - Series B	3/4/22	3,627,614	3,627,614	0.1
Shoreline Biosciences Inc	10/28/21	7,522,230	6,017,769	0.1
Sonoma Biotherapeutics Inc - Series B	7/23/21-12/14/22	4,465,171	5,705,559	0.1
Synthekine Inc	6/3/21	6,290,001	5,661,001	0.1
TwinStrand Biosciences Inc	4/30/21	2,750,001	1,380,527	0.0
Total		$99,861,817	$93,577,164	1.9%

The Fund has registration rights for certain restricted securities held as of June 30, 2023. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2023.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks
Biotechnology	$1,460,332,380	$6,423,408	$-
All Other	3,284,235,783	-	-
Private Placements	-	9,431,522	77,722,234
Rights	-	-	0
Warrants	-	-	0
Investment Companies	-	15,562,562	-
Investments Purchased with Cash Collateral from Securities Lending	-	35,300,907	-
Total Assets	$4,744,568,163	$66,718,399	$77,722,234

Investment Valuation

Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used in employing valuation techniques such as the market approach, the income approach, or the cost approach, as defined under the ASC 820. These are categorized as Level 3 in the hierarchy.

All other assets categorized as Level 3 in the hierarchy have been fair valued based on transaction price or transaction price adjusted for current market conditions using a comparable index or cost. The value of level 3 investments will increase should the future transaction price increase.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2023 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The following describes the amounts of transfers into or out of Level 3 of the fair value hierarchy during the period.

Financial assets of $1,769,255 were transferred out of Level 3 to Level 2 since certain security’s prices were determined using other significant observable inputs at the end of the current fiscal period and significant unobservable inputs at the end of the prior fiscal year.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-35-70227 08-23